Condensed Consolidated Statements of Income - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenues:
Total revenues	¥ 1,403,633	¥ 1,359,956
Expenses:
Interest expense	83,717	90,891
Costs of operating leases	192,799	176,894
Life insurance costs	166,863	222,097
Costs of goods and real estate sold	139,155	124,795
Services expense	290,952	267,177
Other (income) and expense	10,902	2,503
Selling, general and administrative expenses	314,225	302,265
Provision for credit losses	7,319	8,616
Write-downs of long-lived assets	506	538
Write-downs of securities	223	16
Total expenses	1,206,661	1,195,792
Operating Income	196,972	164,164
Equity in Net Income of Equity method investments	28,516	16,675
Gains on Sales of Subsidiaries and Equity method investments and Liquidation Losses, net	31,503	3,628
Income before Income Taxes	256,991	184,467
Provision for Income Taxes	74,862	53,827
Net Income	182,129	130,640
Net Income (Loss) Attributable to the Noncontrolling Interests	(973)	2,502
Net Income Attributable to the Redeemable Noncontrolling Interests	156	38
Net Income Attributable to ORIX Corporation Shareholders	¥ 182,946	¥ 128,100
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 159.42	¥ 109.92
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	¥ 159.15	¥ 109.76
Finance revenues
Revenues:
Total revenues	¥ 164,734	¥ 171,642
Gains on investment securities and dividends
Revenues:
Total revenues	6,550	10,850
Operating leases
Revenues:
Total revenues	310,848	259,949
Life insurance premiums and related investment income
Revenues:
Total revenues	233,808	285,738
Sales of goods and real estate
Revenues:
Total revenues	190,874	173,800
Services income
Revenues:
Total revenues	¥ 496,819	¥ 457,977